CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Liabilities	¥ 383,673	¥ 388,031
Ordinary shares, shares authorized	1,500,000,000
Class A ordinary shares
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000
Ordinary shares, shares issued	818,962,260	798,962,260
Ordinary shares, shares outstanding	803,607,050	782,801,250
Class B ordinary shares
Ordinary shares, shares authorized	231,215,000	231,215,000
Ordinary shares, shares issued	231,215,000	231,215,000
Ordinary shares, shares outstanding	231,215,000	231,215,000
Variable Interest Entity Primary Beneficiary
Liabilities | ¥	¥ 699,185	¥ 709,933
Variable Interest Entity, Not Primary Beneficiary, Aggregated Disclosure [Member]
Liabilities | ¥	¥ 319,900	¥ 332,600